[redacted]

13002593

File #1-33143
CERT NYS

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

...eived SEC
JUN 24 2013
Washington, DC 20549

June 24, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, AmTrust Financial Services, Inc., 6.75% Non-Cumulative Preferred Stock, Series A, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 21, 2013. Tentative listing date – June 26, 2013.

Sincerely,

[signature]

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
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